Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 9	$ 22
Add: Change in fair value of hedging instrument recognised in OCI	(23)	66
Less: Reclassified from reserves to financial expenses – recognised through OCI	34	(103)
Less: Loss/(gain) transferred to balance sheet related items		24
Less: Loss/(gain) transferred to balance sheet related items		35
At the end of the financial year	20	9
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	15	59
Add: Change in fair value of hedging instrument recognised in OCI	(24)	95
Less: Reclassified from reserves to financial expenses – recognised through OCI	49	(174)
Less: Loss/(gain) transferred to balance sheet related items		35
At the end of the financial year	40	15
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(5)	(18)
Add: Change in fair value of hedging instrument recognised in OCI	7	(29)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(15)	53
Less: Loss/(gain) transferred to balance sheet related items		(11)
At the end of the financial year	(13)	(5)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	10	41
Add: Change in fair value of hedging instrument recognised in OCI	(17)	66
Less: Reclassified from reserves to financial expenses – recognised through OCI	34	(121)
Less: Loss/(gain) transferred to balance sheet related items		24
At the end of the financial year	27	10
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(1)	(27)
Add: Change in fair value of hedging instrument recognised in OCI	(9)
Less: Reclassified from reserves to financial expenses – recognised through OCI		26
At the end of the financial year	(10)	(1)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	0	8
Add: Change in fair value of hedging instrument recognised in OCI	3
Less: Reclassified from reserves to financial expenses – recognised through OCI		(8)
At the end of the financial year	3	0
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(1)	(19)
Add: Change in fair value of hedging instrument recognised in OCI	(6)
Less: Reclassified from reserves to financial expenses – recognised through OCI		18
At the end of the financial year	$ (7)	$ (1)